1. Organisation and principal activities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of significant subsidiaries

Details of the Company’s significant subsidiaries and affiliates are summarised as follows:

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Subsidiaries:

Euro Tech (Far East) Limited	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	Hong Kong	Inactive

ChinaH2O.com Limited***	100%	Hong Kong	Internet content provider and provision of marketing services for environmental industry to the Company and its subsidiaries

Euro Tech Trading (Shanghai) Limited	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%*	The PRC	Design, manufacture and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited **	58%*	The British Virgin Islands	Producing and selling of environment protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (Formerly known as Zhejiang Tianlan Desulfurization and Dust–Removal Co. Ltd.)	20%	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejiang Jia Huan Electronic Co. Ltd.	20%	The PRC	Design and manufacturing automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

*	In the year 2011, the Company additionally acquired 5% equity interest of these two companies.
**	The subsidiary of Pact Asia Pacific Limited, Pact Environmental Equipment Co., Ltd was deregistered on January 11, 2013.

*** The subsidiary was deregistered on February 17, 2012.

ZHEJIANG TIANLAN
Schedule of significant subsidiaries
Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2014	2013
Hangzhou Tianlan Environmental Engineering and Design Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Hangzhou Tianlan Environmental Protection Equipments Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment

Shihezi Tianlan Environmental Protection Technology Company Limited (石河子市天藍環保技術有限公司)	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Da Tong Tianlan Environmental Protection Technology Service Company Limited (大同天藍環保技術服務有限公司) *	100%	-	PRC	Provision of maintenance services of environmental protection equipment

ZHEJIANG JIAHUAN
Schedule of significant subsidiaries

Details of the Company’s subsidiaries are summarised as follows:

Name	Percentage of equity ownership		Place of incorporation	Principal activities

	2014	2013
Jinhua Jiahuan Puzhau New Energy Technology Co., Ltd*	80%	80%	PRC	Dormant

Zhejiang Jiahuan Xinyu Environmental Production Co., Ltd	100%	100%	PRC	Manufacturing and installation services of environmental production equipment

*The Company ceased its operation but not yet deregistered.